Significant restructuring transaction, mergers and acquisitions and investments- Intime (Details) $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended							12 Months Ended
	Oct. 31, 2018 HKD ($)	Oct. 31, 2018 CNY (¥)	Feb. 28, 2018 HKD ($)	Feb. 28, 2018 CNY (¥)	May 31, 2017 HKD ($) $ / shares	May 31, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥) $ / shares	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	May 31, 2016
The allocation of the purchase price at the date of acquisition
Goodwill									¥ 162,149	¥ 125,420	$ 39,477	¥ 264,935
Total purchase price is comprised of:
- cash consideration								¥ 48,206	17,300	¥ 41,836
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods								20 years
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods								16 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods								5 years
Intime
Acquisition
Equity interest held in subsidiary (as a percentage)	99.00%	99.00%				74.00%
Intime
The allocation of the purchase price at the date of acquisition
Net assets acquired						¥ 20,920
Goodwill						4,757
Deferred tax liabilities						(2,790)
Noncontrolling interests						(6,301)
Total						17,805
Total purchase price is comprised of:
- cash consideration					$ 12,605	11,131
- fair value of previously held equity interests						6,674
Total						17,805
Property and equipment						23,492
Bank borrowings						¥ 4,110
Weighted average amortization period					10 years 1 month 6 days	10 years 1 month 6 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition									1,861
Cash consideration for additional equity interest acquired	$ 203	¥ 180	$ 6,712	¥ 5,428
Reduction in noncontrolling interest								¥ 162	¥ 5,854
Intime | Maximum
Total purchase price is comprised of:
Estimated amortization periods					11 years	11 years
Intime | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets						¥ 1,131
Intime | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets						72
Intime | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets						¥ 16
Intime
Acquisition
Equity interest (as a percent)													9.90%
Conversion price (in HKD per share) | $ / shares							$ 7.13
Percentage of equity interest upon conversion of convertible bond							28.00%
Cost of equity interest							$ 4,758
Allocated to net assets acquired							4,934
Share price, cancellation (in HKD per share) | $ / shares					$ 10.00
Intime | Amortizable intangible assets
Acquisition
Difference between equity method carrying amount and underlying equity in net assets							250
Intime | Deferred tax liabilities
Acquisition
Difference between equity method carrying amount and underlying equity in net assets							$ 426